CASH AT BANK (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Bank Deposits	$ 5,192,095	$ 6,591,128	$ 0
China [Member]
Bank Deposits	4,943,930	5,000,014
Singapore [Member]
Bank Deposits	$ 248,165	$ 1,591,114